PREPAYMENT	12 Months Ended
Sep. 30, 2025
Schedule Of Prepayments
PREPAYMENT

NOTE 5 – PREPAYMENT

Prepayment consist of the following:

	As of
	September 30, 2025	September 30, 2024

Development of Enterprise Resources Planning System(1)	$1,850,000	$1,857,310
Prepaid marketing expenses(2)	-	2,670,240
Office reinstatement	12,356	-
Prepaid management fee	1,088	-
Total	$1,863,444	$4,527,550
Less: Amount classified as non-current assets	-	(1,179,873)
Amount classified as current assets	$1,863,444	$3,347,677

(1)	On July 15, 2024, the Company entered into a contract with a third party for the development and maintenance of a customized enterprise resource planning (“ERP”) system for total consideration of $1,850,000. On February 10, 2025, the parties entered into a supplemental agreement specifying the system’s features. As of September 30, 2025, the system remained incomplete and, accordingly, had not been recognized as an intangible asset.

(2)	On July 15, 2024, the Company entered into a contract with a third party for one year of marketing services, including investor relations, media coverage, advertising and social media monitoring, production of marketing materials, and translation services, for total consideration of $2,500,000. On August 1, 2024, the parties entered into a supplemental agreement extending the term to two years and increasing the total consideration to $2,969,000. As of September 30, 2024, the amount paid under the contracts was recorded as prepayments. On May 14, 2025, the contracts were terminated by mutual agreement, and the third party agreed to refund $2,500,000 to the Company. As of September 30, 2025, the $2,500,000 refund receivable was recorded as other current assets.